ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLES, AND RECLAMATION DEPOSITS
ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLE, AND RECLAMATION DEPOSITS
The asset retirement obligation, contractual third-party reclamation receivable, and reclamation deposits for each of the Company’s mines and ROVA at March 31, 2014 are summarized below:

	Asset Retirement Obligation	Contractual Third-Party Reclamation Receivable	Reclamation Deposits
	(In thousands)
Rosebud	$127,989	$21,656	$75,315
Jewett	74,247	74,247	—
Absaloka	37,286	346	—
Beulah	17,764	—	—
Kemmerer	17,569	—	—
Savage	5,499	—	—
ROVA	909	—	—
Total	$281,263	$96,249	$75,315

Asset Retirement Obligations
Changes in the Company’s asset retirement obligations were as follows:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Asset retirement obligations, beginning of year (including current portion)	$279,864	$263,847
Accretion	5,836	5,481
Liabilities settled	(4,437)	(5,839)
Asset retirement obligations, end of period	281,263	263,489
Less current portion	(22,227)	(23,154)
Asset retirement obligations, less current portion	$259,036	$240,335

Contractual Third-Party Reclamation Receivables
At March 31, 2014, the Company has recognized as an asset of $96.2 million as contractual third-party reclamation receivables, representing the present value of customer obligations to reimburse the Company for future reclamation expenditures at the Company’s Rosebud, Jewett and Absaloka Mines.
Reclamation Deposits
The Company’s reclamation deposits will be used to fund final reclamation activities. The Company’s carrying value and estimated fair value of its reclamation deposits at March 31, 2014 are as follows:

	Carrying Value	Fair Value	Fair Value Hierarchy
	(In thousands)
Cash and cash equivalents	$49,627	$49,627	Level 1
Held-to-maturity securities	25,688	26,401	Level 2
	$75,315	$76,028

Held-to-Maturity Reclamation Deposits
The amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities at March 31, 2014 are as follows (in thousands):

Amortized cost	$25,688
Gross unrealized holding gains	826
Gross unrealized holding losses	(113)
Fair value	$26,401

Maturities of held-to-maturity securities are as follows at March 31, 2014:

	Amortized Cost	Fair Value
	(In thousands)
Within one year	$479	$468
Due in five years or less	17,562	17,880
Due after five years to ten years	4,869	5,023
Due in more than ten years	2,778	3,030
	$25,688	$26,401

The Company does not intend to sell its held-to-maturity securities and it is not more likely than not that the Company will be required to sell the securities before recovery of amortized cost bases, which may be at maturity.

ASSET RETIREMENT OBLIGATIONS, CONTRACTUAL THIRD-PARTY RECLAMATION RECEIVABLE, AND RECLAMATION DEPOSITS
The asset retirement obligation, contractual third-party reclamation receivable, and reclamation deposits for each of the Company’s mines and ROVA at December 31, 2013 are summarized below:

	Asset Retirement Obligation	Contractual Third-Party Reclamation Receivable	Reclamation Deposits
	(In thousands)
Rosebud	$126,965	$21,186	$74,921
Jewett	75,267	75,267	—
Absaloka	36,401	337	—
Beulah	17,785	—	—
Kemmerer	17,174	—	—
Savage	5,380	—	—
ROVA	892	—	—
Total	$279,864	$96,790	$74,921

Asset Retirement Obligations
Changes in the Company’s asset retirement obligations were as follows:

	Years Ended December 31,
	2013	2012
	(In thousands)
Asset retirement obligations, beginning of year (including current portion)	$263,847	$247,478
Accretion	21,905	21,909
Liabilities settled	(21,630)	(17,342)
Changes due to amount and timing of reclamation	15,742	(7,575)
ARO acquired	—	19,377
Asset retirement obligations, end of year	279,864	263,847
Less current portion	(23,353)	(22,238)
Asset retirement obligations, less current portion	$256,511	$241,609

As permittee, the Company or its subsidiaries are responsible for the total amount of final reclamation costs for its mines and ROVA. The financial responsibility for a portion of final reclamation of the mines when they are closed has been transferred by contract to certain customers, while other customers have provided guarantees or funded escrow accounts to cover final reclamation costs. Costs of reclamation of mining pits prior to mine closure are recovered in the price of coal shipped.
As of December 31, 2013, the Company had $298.6 million in surety bonds outstanding to secure reclamation obligations.
Contractual Third-Party Reclamation Receivables
The Company has recognized as an asset $96.8 million as contractual third-party reclamation receivables, representing the present value of customer obligations to reimburse the Company for reclamation expenditures at the Company’s Rosebud, Jewett and Absaloka Mines.
Reclamation Deposits
The Company’s reclamation deposits will be used to fund final reclamation activities. The Company’s carrying value and estimated fair value of its reclamation deposits at December 31, 2013 are as follows:

	Carrying Value	Fair Value
	(In thousands)
Cash and cash equivalents	$63,525	$63,525
Held-to-maturity securities	11,396	12,086
	$74,921	$75,611

In 2011, the Company recorded a gain of $0.1 million on the sale of available-for-sale securities held as reclamation deposits.
Held-to-Maturity and Available-for-Sale Reclamation Deposits
The amortized cost, gross unrealized holding gains and losses and fair value of held-to-maturity securities are as follows:

	Years Ended December 31,
	2013	2012
	(In thousands)
Amortized cost	$11,396	$19,832
Gross unrealized holding gains	764	1,190
Gross unrealized holding losses	(74)	(9)
Fair value	$12,086	$21,013

Maturities of held-to-maturity securities are as follows at December 31, 2013:

	Amortized Cost	Fair Value
	(In thousands)
Within one year	$17	$17
Due in five years or less	6,645	6,976
Due after five years to ten years	3,002	3,123
Due in more than ten years	1,732	1,970
	$11,396	$12,086

The cost basis, gross unrealized holding gains and fair value of available-for-sale securities are as follows:

	December 31,
	2013	2012
	(In thousands)
Cost basis	$—	$1,000
Gross unrealized holding gains	—	39
Fair value	$—	$1,039